Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	MERGER FUND VL
Central Index Key	dei_EntityCentralIndexKey	0001208133
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 13, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 13, 2012
The Merger Fund VL (Prospectus Summary) | The Merger Fund VL | The Merger Fund VL
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MERVX

The Merger Fund VL (Prospectus Summary) | The Merger Fund VL
FUND SUMMARY
Investment Objective:
The Merger Fund VL (the "Fund") seeks to achieve capital growth by engaging in merger arbitrage.
Fees and Expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. These figures do not reflect any fees or charges imposed by participating life insurance companies under their variable annuity and variable life insurance contracts ("Contracts").
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	The Merger Fund VL
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed) on shares held less than 30 days	none
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Merger Fund VL
Management Fees		1.25%
Distribution and Service (12b-1) Fees		none
Interest Expense, Borrowing Expense on Securities Sold Short and Dividends on Securities Sold Short		0.79%
Other Expenses		1.40%
Acquired Fund Fees and Expenses		0.02%
Total Annual Operating Expenses		3.46%
Fee Waiver and/or Expense Reimbursement	[1]	(1.25%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.21%
[1]	The Adviser has contractually agreed to absorb expenses of the Fund and/or waive fees due to the Adviser in order to ensure that total Fund operating expenses, excluding interest expense and dividends on securities sold short, on an annual basis do not exceed 1.40%. This contract expires June 30, 2013, but may be annually renewed by mutual agreement thereafter. The Adviser may recapture some or all of the amounts it waives or absorbs on behalf of the Fund over a period of three years if it is able to do so without causing Fund operating expenses, excluding interest expense and dividends on securities sold short, to exceed the 1.40% cap. The Adviser does not subsidize acquired fund fees and expenses.

Example:
This example is intended to help compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example does not include fees and charges that you may be assessed under your separate Contracts. If these fees and charges were included, your costs would be higher. This example assumes that:

(1) you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods,
(2) your investment has a 5% return each year, and
(3) all dividends and distributions have been reinvested, and the Fund operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
The Merger Fund VL	224	685	1,430	3,395

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). Shareholders should consult the separate prospectuses issued by the participating life insurance company or their tax advisor for more information regarding their tax consequences. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 272.58% of the average value of its portfolio.
Principal Investment Strategies:
Under normal market conditions, the Fund invests at least 80% of its total assets principally in the equity securities of companies which are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of such transactions. The Fund is permitted to hold both long and short positions in foreign securities. The Fund engages in active trading and may invest a portion of its assets to seek short-term capital appreciation. Westchester Capital
Management, LLC (the "Adviser") believes that the Fund's investment results should be less volatile than the returns typically associated with conventional equity investing.
Principal Risks:
You could lose money by investing in the Fund. The principal risk associated with the Fund's merger-arbitrage investment strategy is that certain of the proposed reorganizations in which the Fund invests may be renegotiated or terminated, in which case losses may be realized. The Fund is permitted to hold both long and short positions in foreign securities. Investments in foreign companies involved in pending mergers, takeovers and other corporate reorganizations may entail political, cultural, regulatory, legal and tax risks different from those associated with comparable transactions in the United States. In addition, the dividends and interest payable on certain foreign securities may be subject to foreign withholding taxes. Also, in conjunction with its investments in foreign securities, the Fund normally attempts to hedge its exposure to foreign currencies.
Such hedging activities involve additional expenses and, in the case of reorganizations that are terminated, the risk of loss when the currency hedge is unwound.

Due to the nature of the Fund's merger-arbitrage strategy, a substantial percentage of the Fund's investments may be held for relatively short periods of time. Shorter holding periods, in turn, result in higher portfolio turnover and increased brokerage commission costs.
Annual Total Return:
The information in the bar chart and table shown below provides some indication of the risks of investing in the Fund but does not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions. The bar chart shows changes in the Fund's performance from year to year over a seven-year period. The table following the bar chart shows how the Fund's average annual returns for 1 year, 5 years and the life of the Fund compared with those of the S&P 500 Index, a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Total Return as of 12/31 for each year

During the seven-year period shown in the above chart, the highest quarterly return was 5.75% (for the quarter ended March 31, 2006) and the lowest quarterly return was (5.60)% (for the quarter ended September 30, 2011). The above chart does not reflect fees and expenses incurred under Contracts; if they were reflected, the returns in this chart would be lower.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception
The Merger Fund VL	Return Before Taxes	0.87%	4.71%	6.60%
The Merger Fund VL S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	3.70%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 13, 2012
The Merger Fund VL (Prospectus Summary) | The Merger Fund VL
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Merger Fund VL (the "Fund") seeks to achieve capital growth by engaging in merger arbitrage.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. These figures do not reflect any fees or charges imposed by participating life insurance companies under their variable annuity and variable
		life insurance contracts ("Contracts").
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). Shareholders should consult the separate prospectuses issued by the participating life insurance company or their tax advisor for more information regarding their tax consequences. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 272.58% of the average value of its
		portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	272.58%
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example does not include fees and charges that you may be assessed under your separate Contracts. If these fees and charges were included, your costs would be higher. This example assumes that:

(1) you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods,
(2) your investment has a 5% return each year, and
(3) all dividends and distributions have been reinvested, and the Fund
		operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its total assets principally in the equity securities of companies which are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of such transactions. The Fund is permitted to hold both long and short positions in foreign securities. The Fund engages in active trading and may invest a portion of its assets to seek short-term capital appreciation. Westchester Capital
Management, LLC (the "Adviser") believes that the Fund's investment results should be
		less volatile than the returns typically associated with conventional equity investing.
Risk, Heading	rr_RiskHeading	Principal Risks:
Risk, Narrative	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund. The principal risk associated with the Fund's merger-arbitrage investment strategy is that certain of the proposed reorganizations in which the Fund invests may be renegotiated or terminated, in which case losses may be realized. The Fund is permitted to hold both long and short positions in foreign securities. Investments in foreign companies involved in pending mergers, takeovers and other corporate reorganizations may entail political, cultural, regulatory, legal and tax risks different from those associated with comparable transactions in the United States. In addition, the dividends and interest payable on certain foreign securities may be subject to foreign withholding taxes. Also, in conjunction with its investments in foreign securities, the Fund normally attempts to hedge its exposure to foreign currencies.
Such hedging activities involve additional expenses and, in the case of reorganizations that are terminated, the risk of loss when the currency hedge is unwound.

Due to the nature of the Fund's merger-arbitrage strategy, a substantial percentage of the Fund's investments may be held for relatively short periods of time. Shorter holding periods, in turn, result in higher portfolio turnover and
		increased brokerage commission costs.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Annual Total Return:
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The information in the bar chart and table shown below provides some indication of the risks of investing in the Fund but does not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions. The bar chart shows changes in the Fund's performance from year to year over a seven-year period. The table following the bar chart shows how the Fund's average annual returns for 1 year, 5 years and the life of the Fund compared with those of the S&P 500 Index, a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in
		the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information in the bar chart and table shown below provides some indication of the risks of investing in the Fund but does not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total Return as of 12/31 for each year
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the seven-year period shown in the above chart, the highest quarterly return was 5.75% (for the quarter ended March 31, 2006) and the lowest quarterly return was (5.60)% (for the quarter ended September 30, 2011). The above chart does not reflect fees and expenses incurred under Contracts; if they were
		reflected, the returns in this chart would be lower.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
The Merger Fund VL (Prospectus Summary) | The Merger Fund VL | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.70%
The Merger Fund VL (Prospectus Summary) | The Merger Fund VL | The Merger Fund VL
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee (as a percentage of amount redeemed) on shares held less than 30 days	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense, Borrowing Expense on Securities Sold Short and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.79%
Other Expenses	rr_OtherExpensesOverAssets	1.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Operating Expenses	rr_ExpensesOverAssets	3.46%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.25%)	[1]
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.21%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-06-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	224
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	685
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,430
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,395
Annual Return 2005	rr_AnnualReturn2005	4.53%
Annual Return 2006	rr_AnnualReturn2006	16.55%
Annual Return 2007	rr_AnnualReturn2007	2.11%
Annual Return 2008	rr_AnnualReturn2008	3.79%
Annual Return 2009	rr_AnnualReturn2009	11.80%
Annual Return 2010	rr_AnnualReturn2010	5.30%
Annual Return 2011	rr_AnnualReturn2011	0.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.60%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.60%

[1]	The Adviser has contractually agreed to absorb expenses of the Fund and/or waive fees due to the Adviser in order to ensure that total Fund operating expenses, excluding interest expense and dividends on securities sold short, on an annual basis do not exceed 1.40%. This contract expires June 30, 2013, but may be annually renewed by mutual agreement thereafter. The Adviser may recapture some or all of the amounts it waives or absorbs on behalf of the Fund over a period of three years if it is able to do so without causing Fund operating expenses, excluding interest expense and dividends on securities sold short, to exceed the 1.40% cap. The Adviser does not subsidize acquired fund fees and expenses.